Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure Abstract
Schedule of Federal Income Tax
	Federal	DC
Taxable loss	$(5,807,867)	$(5,807,367)
DC Franchise tax	-	500
Provision (added) used	(1,219,652)	(479,108)
Allowance added (used)	1,219,652	479,108
Net Provision for income tax	$-	$500

Schedule of Deferred Tax Asset	The amount of the deferred tax asset to be realized could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased.
As of the Period Ended	December 31, 2022	December 31, 2021
Federal Deferred Tax Asset	$1,219,652	$-
DC Deferred Tax Asset	479,108	577,978
Australian Deferred Tax Asset (USD)	1,640,059	1,634,058
	3,338,819	2,212,036
Allowance	3,338,819	2,212,036
Net Value of Deferred Tax Asset	$-	$-